Principles of Consolidation, Investments in Subsidiaries and Unrealized Acquisition - Fair value of acquired assets and liabilities assumed in acquisition (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 30, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Nov. 17, 2016	Dec. 31, 2015
Summary of assets and liabilities fair value [line items]
Cash and cash equivalents	R$ 3,938,951		R$ 5,002,004	R$ 4,274,158	R$ 4,274,158		R$ 2,702,893
Deferred income and social contribution taxes	959,945		839,553
Trade receivables	4,150,876		3,907,626
Inventories	3,354,532		3,513,710	2,781,377
Recoverable taxes	1,386,879		899,654
Current assets	16,211,707		15,490,111	13,366,127
Trade payables	2,551,607		2,155,498	1,709,563
Salaries and related charges	428,192		388,118	362,718
Taxes payable			83,642
Other payables	137,494		125,150	102,714
Current liabilities	6,336,798		7,009,688	5,484,299
Escrow deposits	881,507		822,660	778,770
Property, plant, and equipment	7,278,865		6,637,826	5,796,418	R$ 5,796,418		R$ 5,438,895
Intangible assets	2,369,355		2,238,042	1,891,636
Noncurrent assets	14,287,688		12,794,235	10,708,389
Provision for tax, civil, and labor risks	943,071		925,796
Deferred income and social contribution taxes	162,409		162,834	74,884
Noncurrent liabilities	14,362,568		11,650,620	10,114,166
Participation of non-controlling interests	351,924		377,824	R$ 30,855
Consideration transferred						R$ 2,665,000
Adjustments [member]
Summary of assets and liabilities fair value [line items]
Intangible assets	129,270
Acquisition date [member]
Summary of assets and liabilities fair value [line items]
Cash and cash equivalents			73,316
Trade receivables			157,016
Inventories			113,131
Recoverable taxes			5,595
Other receivables			15,497
Current assets			364,555
Trade payables			33,453
Salaries and related charges			18,251
Taxes payable			20,089
Other payables			28,743
Current liabilities			100,536
Related parties			7,077
Indemnity asset			202,352
Escrow deposits			4,095
Other receivables			5,257
Property, plant, and equipment			175,823
Intangible assets			139,215
Noncurrent assets			533,819
Provision for tax, civil, and labor risks			202,352
Deferred income and social contribution taxes			48,418
Post-employment benefits			44,478
Noncurrent liabilities			295,248
Total assets acquired			898,374
Goodwill			69,807
Total assets acquired and goodwill			968,181
Total liabilities assumed			395,784
Participation of non-controlling interests			221,139
Consideration transferred			351,258
Consideration transferred			351,258
Acquisition date [member] | Temporary amount [member]
Summary of assets and liabilities fair value [line items]
Cash and cash equivalents			73,316
Trade receivables			157,016
Inventories			112,998
Recoverable taxes			5,595
Other receivables			15,497
Current assets			364,422
Trade payables			33,453
Salaries and related charges			18,251
Taxes payable			20,089
Other payables			28,743
Current liabilities			100,536
Related parties			7,077
Indemnity asset			202,352
Escrow deposits			4,095
Other receivables			5,257
Property, plant, and equipment			172,526
Intangible assets			9,944
Noncurrent assets			401,251
Provision for tax, civil, and labor risks			202,352
Deferred income and social contribution taxes			3,300
Post-employment benefits			44,478
Noncurrent liabilities			250,130
Total assets acquired			765,673
Goodwill			123,673
Total assets acquired and goodwill			889,346
Total liabilities assumed			350,666
Participation of non-controlling interests			182,603
Consideration transferred			356,077
Consideration transferred			356,077
Acquisition date [member] | Adjustments [member]
Summary of assets and liabilities fair value [line items]
Inventories			133
Current assets			133
Property, plant, and equipment			3,298
Intangible assets			129,270
Noncurrent assets			132,568
Deferred income and social contribution taxes			45,118
Noncurrent liabilities			45,118
Total assets acquired			132,701
Goodwill			(53,866)
Total assets acquired and goodwill			78,835
Total liabilities assumed			45,118
Participation of non-controlling interests			38,536
Consideration transferred			4,819
Consideration transferred			R$ (4,819)
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Summary of assets and liabilities fair value [line items]
Cash and cash equivalents	3,662
Deferred income and social contribution taxes	1,054
Recoverable taxes	3,830
Current assets	7,492
Trade payables	14
Contingent consideration	2,880
Current liabilities	2,894
Indemnity asset	141
Escrow deposits	72
Property, plant, and equipment	96,852
Noncurrent assets	98,119
Provision for tax, civil, and labor risks	141
Noncurrent liabilities	141
Total assets acquired	105,611
Goodwill	797	R$ 797
Total assets acquired and goodwill	106,408
Total liabilities assumed	3,035
Consideration transferred	R$ 103,373	R$ 103,373